                        SUPPLEMENT DATED AUGUST 31, 2001
                                  TO PROSPECTUS
                                DATED MAY 1, 2001
                                       for
                    VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                    Issued by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                       and
                        WRL SERIES LIFE CORPORATE ACCOUNT

This supplement contains additional information and should be read and retained along with the prospectus dated May 1, 2001.

The following funds are added to the cover page:

Vanguard Variable Insurance Fund

Vanguard VIF Money Market Portfolio
Vanguard VIF Short-Term Corporate Portfolio
Vanguard VIF High-Grade Bond Portfolio
Vanguard VIF High Yield Bond Portfolio
Vanguard VIF Balanced Portfolio
Vanguard VIF Equity Index Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Diversified Value Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Growth Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF International Portfolio

The table on page 9 and 10 entitled "Portfolio Expenses" is amended to add the following:

                                    Management Fee      Other                Total Annual
                                                        Expenses             Expenses
Portfolio
Vanguard VIF Money Market           0.14%                 0.03%                 0.17%
Vanguard VIF Short-Term Corporate   0.16%                 0.04%                 0.20%
Vanguard VIF High-Grade Bond        0.17%                 0.03%                 0.20%
Vanguard VIF High Yield Bond        0.24%                 0.02%                 0.26%
Vanguard VIF Balanced               0.23%                 0.02%                 0.25%
Vanguard VIF Equity Index           0.14%                 0.02%                 0.16%
Vanguard VIF Equity Income          0.28%                 0.03%                 0.31%
Vanguard VIF Diversified Value      0.40%                 0.05%                 0.45%
Vanguard VIF Mid-Cap Index          0.22%                 0.06%                 0.28%
Vanguard VIF Growth                 0.29%                 0.02%                 0.31%
Vanguard VIF Small Company Growth   0.44%                 0.02%                 0.46%
Vanguard VIF International          0.30%                 0.08%                 0.38%

The table on page 13 entitled "Average Annual Compounded Rates of Return for the Periods Ended December 31, 2000" is amended to add the following:

                                                                               10 years or
                                                                               Since
Portfolio (date of inception)                     1 year        5 years        Inception*
Vanguard VIF Money Market (5/2/91)                 6.47%         5.62%          5.02%*
Vanguard VIF Short-Term Corporate (2/8/99)         8.17%         N/A            5.41%*
Vanguard VIF High-Grade Bond (4/29/91)             11.28%        6.25%          7.45%*
Vanguard VIF High Yield Bond (6/3/96)              (2.06%)       N/A            5.55%*
Vanguard VIF Balanced (5/23/91)                    10.36%        13.04%         12.85%*
Vanguard VIF Equity Index (4/29/91)                (9.04%)       18.31%         16.26%*
Vanguard VIF Equity Income (6/7/93)                11.37%        15.29%         15.32%*
Vanguard VIF Diversified Value (2/8/99)            26.03%        N/A            4.93%*
Vanguard VIF Mid-Cap Index (2/9/99)                17.93%        N/A            22.78%*
Vanguard VIF Growth (6/7/93)                       (20.01%)      17.24%         17.50%*

Vanguard VIF Small Company Growth (6/3/96)         15.80%        N/A            19.12%*
Vanguard VIF International (6/3/94)                (6.70%)       10.49%         10.58%*

The following table is inserted on page 22:

Vanguard Variable Insurance Fund                  -   MONEY MARKET seeks to provide income
Managed by the following:                             while maintaining liquidity and a stable
                                                      share price of $1.  An investment in the
Money Market, Short-Term Corporate and High           Portfolio is not insured or guaranteed by
Grade Bond - Vanguard's Fixed Income Group            the FDIC or any other government agency.
                                                      Although the Portfolio seeks to preserve
High Yield Bond and Balanced - Wellington             the value of your investment at $1 per
Management Company, LLP                               share, it is possible to lose money by
                                                      investing in the Portfolio.

Equity Index and Mid-Cap Index - Vanguard's       -   SHORT TERM CORPORATE seeks to provide a
Quantitative Equity Group                             high level of income by investing
                                                      primarily in high-quality, short-term and
Equity Income - Newell Associates                     intermediate-term bonds issued by corporations.
                                                  -   HIGH-GRADE BOND seeks to provide a higher
Diversified Value - Barrow, Hanley, Mewhinney &       level of income by attempting to match
Strauss                                               the performance of a broad-based market index
                                                      of publicly traded, investment-grade bonds.
Growth - Alliance Capital Management, L.P.        -   HIGH YIELD BOND seeks to provide a high level of
                                                      income by investing primarily in a diversified
Small Company Growth - Granahan Investment            group of high-yielding, higher-risk corporate
Management, Inc. and Grantham, Mayo, Van              bonds with medium- and lower-range
Otterloo & Co LLC                                     credit-quality ratings, commonly known as
                                                      "junk bonds."
International - Schroder Investment Management    -   BALANCED seeks to conserve capital, while
North America Inc.                                    providing moderate income and moderate
                                                      long-term growth of capital and income.
                                                  -   EQUITY INCOME seeks to provide a relatively
                                                      high level of current income and the potential
                                                      for long-term growth of capital and income.
                                                  -   DIVERSIFIED VALUE seeks to provide long-term
                                                      growth of capital and a moderate level of
                                                      dividend income.
                                                  -   EQUITY INDEX seeks to provide long-term growth
                                                      of capital and income by attempting to match
                                                      the performance of a broad-based market index
                                                      of stocks of large U.S. companies.
                                                  -   MID-CAP INDEX seeks to provide long-term
                                                      growth of capital by attempting to match the
                                                      performance of a broad-based market index of
                                                      stocks of medium-size U.S. companies.
                                                  -   GROWTH seeks to provide long-term growth of
                                                      capital by investing primarily in
                                                      large-capitalization stocks of high-quality,
                                                      seasoned U.S. companies with records of
                                                      superior growth.
                                                  -   SMALL COMPANY GROWTH seeks to provide
                                                      long-term growth of capital by investing
                                                      primarily in the stocks of smaller companies
                                                      (which, at the time of purchase, typically
                                                      have a market value of less than $1-$2
                                                      billion).
                                                  -   INTERNATIONAL seeks to provide long-term
                                                      growth of capital by investing primarily in
                                                      the stocks of seasoned companies located
                                                      outside of the United States.